5 Business combinations (Details 7)	May 30, 2018
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member] | Licences [member]
Disclosure of detailed information about business combination [line items]
Valuation technique	With and without method - The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.